Capital Stock, Treasury Stock and Additional Paid-in Capital - Additional Information (Detail) - USD ($)		12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	May 23, 2019
Stockholders' Equity Note [Abstract]
Stock repurchased during period, share	1,366,045
Treasury stock acquired, average cost per share		$ 2.81
Treasury stock, shares, acquired		359,792
Stock repurchase program, authorized amount, additional			$ 10,000,000
Stock Issued During Period, Shares, Acquisitions	4,761,904
Shares Issued, Price Per Share	$ 2.1
Stock Repurchase Program Expiration Date	Apr. 28, 2020